Employee Benefits (Details) - Schedule of Stock Option Activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Employee Benefits [Abstract]
Option Shares Outstanding | shares	0
Option Shares Granted | shares	36,680
Option Shares Outstanding | shares	36,680
Option Shares Exercisable | shares	9,175
Option Shares Vested and expected | shares	19,972
Weighted-Average Exercise Price Outstanding | $ / shares	$ 0
Weighted-Average Exercise Price Granted | $ / shares	240.09
Weighted-Average Exercise Price Outstanding | $ / shares	240.09
Weighted-Average Exercise Price Exercisable | $ / shares	240.09
Weighted-Average Exercise Price Vested and expected | $ / shares	$ 240.09
Weighted- Average Remaining Contractual Term Granted	1 year 4 months 24 days
Weighted- Average Remaining Contractual Term Outstanding	1 year 4 months 24 days
Weighted- Average Remaining Contractual Term Exercisable	1 year 4 months 24 days
Weighted-Average Remaining Contractual Term Vested and expected	1 year 4 months 24 days